Financial Instruments Owned and Pledged as Collateral at Fair Value, Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase - Additional Information (Details)
12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Securities Average Estimated Maturity Period (in years)	1 year 4 months 17 days
Confidence Level Value At Risk	98.00%
Value At Risk Threshold	0.10%